Annual Fund Operating Expenses - Energy Resilience Portfolio	Oct. 31, 2024
Energy Resilience Portfolio - Advisor shares
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	0.40%	[1]
Net Expenses (as a percentage of Assets)	0.85%
Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	0.40%	[2]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s Advisor Shares’ average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[2]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s Institutional Shares’ average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).